Revenue Recognition (Tables)	6 Months Ended
Jun. 30, 2024
Revenue [abstract]
Disclosure of performance obligations	For the six months ended June 30, 2024, the Group recognized the following amounts for the related performance obligations:

	Allocated Cumulative Transaction Price	Revenue Recognized
		Six Months Ended June 30, 2024
(US$ in millions)
License of IP	$23.3	$23.3
Development services	0.9	0.7
Other obligations	0.2	0.1
	24.4	$24.1
VAT	1.5
	$25.9